Investments And Fair Value - Additional Information (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Transfers Between Level 1 And Level 2 Description	$ 0	$ 0
EBP, Fair value, investment, nav, unfunded commitment	$ 0	$ 0